SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	1 Months Ended
	Mar. 31, 2012	Apr. 30, 2012 Dividend declared
Subsequent event disclosures
Dividends declared (in dollars per share)	$ 0.20	$ 0.20